HCM Dividend Sector Plus Fund
FUND SUMMARY
Investment Objective:
Long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Dividend Sector Plus Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HCM Dividend Sector Plus Fund	Class A Shares	Class A1 Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HCM Dividend Sector Plus Fund		Class A Shares	Class A1 Shares	Investor Class Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.40%	1.00%
Other Expenses		0.21%	0.23%	0.20%
Line of Credit Interest Expense		0.83%	0.81%	0.84%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.55%	2.70%	3.30%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - HCM Dividend Sector Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	818	1,323	1,852	3,294
Class A1 Shares	832	1,365	1,923	3,432
Investor Class Shares	333	1,015	1,722	3,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500; (ii) “plus” other investment companies (mutual funds, closed-end funds and ETFs), including investment companies that use leverage; and (iii) cash and cash equivalents and put options. Unlike typical dividend funds, the Fund may use leverage through investment companies that use leverage and may also leverage up to 33 1/3 % of the Fund’s net assets using a line of credit to purchase equities.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 TR Index of any market capitalization that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine® (“Buyline”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The Fund may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A1 and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A1 and Investor Class shares would be different from Class A shares because Class A1 and Investor Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/16	10.24%
Worst Quarter:	12/31/18	(16.35)%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - HCM Dividend Sector Plus Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	(18.69%)	6.80%	Mar. 11, 2015
Class A Shares | Return after taxes on distributions			(21.23%)	4.26%
Class A Shares | Return after taxes on distributions and sale of Fund shares			(9.66%)	4.75%
Class A1 Shares		Return before taxes	(18.81%)	6.72%	Mar. 11, 2015
Investor Class Shares		Return before taxes	(14.47%)	7.72%	Mar. 11, 2015
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	[1]		(4.38%)	7.75%
[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.